The Adoption of New and Amended Standards and Interpretations - Summary of Adoption of New and Amended Standards and Interpretations (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets, non-current		$ 139,515	$ 4,135,207	$ 3,615,658
Accounts receivable, net		568,863	16,861,111	17,354,883
Other receivables		16,602	492,081	581,630
Inventories		206,602	6,123,682	6,498,832
Deferred income tax assets		20,740	614,733	752,712
TOTAL ASSETS		4,076,448	120,825,916	123,727,307
Other current liabilities - other		16,379	485,482	615,497
Deferred income tax liabilities		16,180	479,583	264,360
Total Liabilities		1,801,885	53,407,881	58,606,849
Unappropriated earnings		339,475	10,062,036	9,337,450
Accumulated other comprehensive income		57,775	1,712,456	1,133,399
Total Shareholders' Equity		2,274,563	67,418,035	65,120,458	$ 69,529,225	$ 70,773,742
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 4,076,448	120,825,916	$ 123,727,307
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets, non-current			4,135,207
Accounts receivable, net			16,861,111
Other receivables			492,081
Inventories			6,123,682
Deferred income tax assets			614,733
TOTAL ASSETS			28,226,814
Other current liabilities - other			485,482
Deferred income tax liabilities			479,583
Total Liabilities			965,065
Unappropriated earnings			10,062,036
Accumulated other comprehensive income			1,712,456
Total Shareholders' Equity			11,774,492
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			12,739,557
Effect of adoption of new standards [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss, non-current			4,135,207
Available-for-sale financial assets, non-current			(4,135,207)
Contract assets - current			1,766,801
Accounts receivable, net			(909,849)
Other receivables			(1,204)
Inventories			(717,551)
Deferred income tax assets			1,805
TOTAL ASSETS			140,002
Contract liabilities - current			12,128
Other current liabilities - other			(12,128)
Deferred income tax liabilities			27,196
Total Liabilities			27,196
Unappropriated earnings			2,457,578
Accumulated other comprehensive income			(2,344,772)
Total Shareholders' Equity			112,806
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 140,002
Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss, non-current	$ 4,135,207
Contract assets - current	1,766,801
Accounts receivable, net	15,951,262
Other receivables	490,877
Inventories	5,406,131
Deferred income tax assets	616,538
TOTAL ASSETS	28,366,816
Contract liabilities - current	12,128
Other current liabilities - other	473,354
Deferred income tax liabilities	506,779
Total Liabilities	992,261
Unappropriated earnings	12,519,614
Accumulated other comprehensive income	(632,316)
Total Shareholders' Equity	11,887,298
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 12,879,559